Other Expenses, Net (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Components of Other Income (Expense) [Line Items]
Installment receivables	¥ 329	¥ 289	¥ 503
Other	2,732	2,632	2,670
Dividends	1,216	855	1,320
Interest expense	(8,236)	(7,784)	(6,475)
Impairment loss and net gain (loss) from sale of investment securities	(3,058)	(2,516)	(54)
Exchange gain (loss), net	1,214	3,864	(4,193)
Other	(1,196)	(4,074)	3,109
Total	¥ (6,999)	¥ (6,734)	¥ (3,120)